Trading Advisors (Details)	5 Months Ended	12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended		10 Months Ended	12 Months Ended	10 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	12 Months Ended		5 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	5 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			5 Months Ended	6 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended
	May 31, 2012 Aspect [Member]	Dec. 31, 2013 Aspect [Member]	Dec. 31, 2013 Blackwater [Member]	Nov. 30, 2013 Blackwater [Member]	Dec. 31, 2013 Blackwater [Member]	May 31, 2011 Campbell [Member]	Dec. 31, 2013 Campbell [Member]	Oct. 30, 2012 Chesapeake [Member]	May 31, 2012 Chesapeake [Member]	Oct. 30, 2012 Chesapeake [Member]	Dec. 31, 2013 Chesapeake [Member]	Oct. 30, 2012 JWH [Member]	Jun. 30, 2011 Rotella [Member]	Dec. 31, 2013 Rotella [Member]	Jun. 30, 2011 Rotella [Member]	Dec. 31, 2013 Winton [Member]	Dec. 31, 2011 Winton [Member]	May 30, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] C-View [Member]	May 30, 2011 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] DKR [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Krom River [Member]	Sep. 30, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Krom River [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Krom River [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Cambridge [Member]	Oct. 09, 2012 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Flintlock [Member]	May 30, 2013 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] C-View [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] Altis [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] SSARIS [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Altis [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] EMC [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] EMC [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Graham [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Nov. 30, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Rabar [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Rabar [Member]	Jan. 31, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Sunrise Capital [Member]	Jun. 27, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Sunrise Capital [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Aventis [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Blenheim [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] PGR [Member]	Nov. 29, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Eclipse [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Eclipse [Member]	Aug. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]	May 31, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]	Aug. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name		Aspect Capital Limited			Blackwater Capital Management LLC		Campbell & Company, Inc. ("Campbell")							Rotella Capital Management, Inc. ("Rotella")		Winton Capital Management Limited						Krom River	Cambridge			Altis Partners (Jersey) Limited ("Altis")	SSARIS Advisors, LLC ("SSARIS")	Altis Partners (Jersey) Limited		EMC Capital Advisors, LLC	Graham Capital Management, L.P. ("Graham")				Northfield Trading L.P.		Rabar Market Research, Inc. ("Rabar")			Aventis Asset Management LLC	Blenheim Capital Management, L.L.C. ("Blenheim")	PGR Capital L.P.
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1667%	0.125%	0.0625%	0.1042%	0.0625%	0.25%	0.1667%		0.1667%	0.1667%	0.0833%	0.1667%	0.1667%	0.0833%	0.1667%	0.125%	0.1667%	0.1667%		0.0833%	0.1667%	0.0833%	0.125%	0.125%	0.1667%	0.1042%	0.1042%	0.1042%	0.2083%	0.1667%	0.1667%	0.0833%	0.25%	0.1667%	0.0833%	0.2083%	0.1667%	0.25%	0.1667%	0.125%	0.25%	0.0833%	0.1667%	0.25%	0.1458%	0.1667%
Management fee, annual basis (in hundredths)	2.00%	1.50%	0.75%	1.25%	0.75%	3.00%	2.00%		2.00%	2.00%	1.00%	2.00%	2.00%	1.00%	2.00%	1.50%	2.00%	2.00%		1.00%	2.00%	1.00%	1.50%	1.50%	2.00%	1.25%	1.25%	1.25%	2.50%	2.00%	2.00%	1.00%	3.00%	2.00%	1.00%	2.50%	2.00%	3.00%	2.00%	1.50%	3.00%	1.00%	2.00%	3.00%	1.75%	2.00%
Temporarily reduced management fee, annual basis (in hundredths)								1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%			20.00%		20.00%			19.00%		20.00%		20.00%		20.00%		20.00%	20.00%			20.00%	15.00%	20.00%	20.00%	20.00%	15.00%	20.00%	17.50%	20.00%	20.00%		15.00%		20.00%	17.50%	20.00%	15.00%	20.00%	20.00%	15.00%	20.00%	20.00%	15.00%			20.00%